Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 98.9%
Advertising - 1.0%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	$387,000	$367,359
Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	122,000	119,670
		487,029
Aerospace & Defense - 0.5%
TransDigm, Inc., 6.75%, 8/15/28(a)	244,000	251,095
Auto Manufacturers - 1.3%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(a)	280,000	274,922
Jaguar Land Rover Automotive PLC, 5.88%, 1/15/28(a)	275,000	274,068
Wabash National Corp., 4.50%, 10/15/28(a)	102,000	93,445
		642,435
Auto Parts & Equipment - 1.7%
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 5/31/32(a)	284,000	290,687
Phinia, Inc.
6.75%, 4/15/29(a)	26,000	26,838
6.63%, 10/15/32(a)	170,000	171,630
Titan International, Inc., 7.00%, 4/30/28	328,000	326,449
		815,604
Banks - 1.4%
Freedom Mortgage Corp.
7.63%, 5/1/26(a)	83,000	83,741
12.00%, 10/1/28(a)	40,000	43,696
12.25%, 10/1/30(a)	40,000	44,800
Intesa Sanpaolo SpA
8.25%, (US 1 Year CMT T-Note + 4.40%), 11/21/33(a),(b)	200,000	232,052
4.95%, (US 1 Year CMT T-Note + 2.75%), 6/1/42(a),(b)	35,000	28,066
Popular, Inc., 7.25%, 3/13/28	201,000	212,222
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 5/6/31(b)	52,000	49,389
		693,966
Building Materials - 0.5%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)	35,000	36,595
Eco Material Technologies, Inc., 7.88%, 1/31/27(a)	95,000	96,004
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	100,000	107,838
		240,437
Chemicals - 2.4%
Avient Corp., 6.25%, 11/1/31(a)	50,000	51,263

	Shares/ Principal	Fair Value

Chemicals (continued)
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28(a)	$329,000	$322,217
NOVA Chemicals Corp.
8.50%, 11/15/28(a)	60,000	64,088
9.00%, 2/15/30(a)	75,000	81,140
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30(a)	98,000	90,904
Rain Carbon, Inc., 12.25%, 9/1/29(a)	342,000	369,404
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25(a)	2,000	1,985
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29(a)	218,000	209,281
		1,190,282
Coal - 0.7%
Coronado Finance Pty Ltd., 9.25%, 10/1/29(a)	68,000	69,870
SunCoke Energy, Inc., 4.88%, 6/30/29(a)	200,000	181,364
Warrior Met Coal, Inc., 7.88%, 12/1/28(a)	104,000	107,598
		358,832
Commercial Services - 3.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	82,000	81,214
CoreCivic, Inc., 8.25%, 4/15/29	224,000	237,115
CPI CG, Inc., 10.00%, 7/15/29(a)	135,000	142,088
Garda World Security Corp., 7.75%, 2/15/28(a)	25,000	25,917
GEO Group, Inc. (The)
8.63%, 4/15/29	308,000	320,192
10.25%, 4/15/31	140,000	149,211
Matthews International Corp., 8.63%, 10/1/27(a)	50,000	50,994
PROG Holdings, Inc., 6.00%, 11/15/29(a)	312,000	307,811
Service Corp. International, 5.75%, 10/15/32	125,000	125,835
TriNet Group, Inc., 7.13%, 8/15/31(a)	40,000	41,668
Upbound Group, Inc., 6.38%, 2/15/29(a)	236,000	228,438
VT Topco, Inc., 8.50%, 8/15/30(a)	27,000	28,824
		1,739,307
Computers - 0.8%
KBR, Inc., 4.75%, 9/30/28(a)	134,000	128,119
NCR Atleos Corp., 9.50%, 4/1/29(a)	177,000	194,859
Seagate HDD Cayman, 9.63%, 12/1/32	59,000	68,510
		391,488
Distribution & Wholesale - 0.2%
Gates Corp. (The), 6.88%, 7/1/29(a)	40,000	41,433
Windsor Holdings III LLC, 8.50%, 6/15/30(a)	45,000	48,133
		89,566

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Diversified Financial Services - 12.9%
AG TTMT Escrow Issuer LLC, 8.63%, 9/30/27(a)	$75,000	$76,890
Bread Financial Holdings, Inc., 9.75%, 3/15/29(a)	406,000	429,368
Burford Capital Global Finance LLC
6.88%, 4/15/30(a)	105,000	104,956
9.25%, 7/1/31(a)	400,000	430,419
Coinbase Global, Inc., 3.38%, 10/1/28(a)	601,000	540,521
Credit Acceptance Corp.
6.63%, 3/15/26	28,000	28,012
9.25%, 12/15/28(a)	333,000	356,076
Encore Capital Group, Inc., 9.25%, 4/1/29(a)	340,000	365,944
Enova International, Inc.
11.25%, 12/15/28(a)	216,000	232,510
9.13%, 8/1/29(a)	235,000	241,151
Freedom Mortgage Holdings LLC
9.25%, 2/1/29(a)	96,000	99,872
9.13%, 5/15/31(a)	50,000	51,406
GGAM Finance Ltd.
7.75%, 5/15/26(a)	30,000	30,675
8.00%, 2/15/27(a)	55,000	57,472
8.00%, 6/15/28(a)	28,000	30,014
goeasy Ltd.
9.25%, 12/1/28(a)	334,000	360,301
7.63%, 7/1/29(a)	153,000	158,615
Macquarie Airfinance Holdings Ltd., 8.38%, 5/1/28(a)	25,000	26,310
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/26(a)	30,000	29,855
5.50%, 8/15/28(a)	101,000	99,974
6.50%, 8/1/29(a)	80,000	81,342
5.75%, 11/15/31(a)	382,000	374,195
7.13%, 2/1/32(a)	37,000	38,643
OneMain Finance Corp.
7.13%, 3/15/26	53,000	54,152
9.00%, 1/15/29	70,000	74,178
PennyMac Financial Services, Inc., 7.88%, 12/15/29(a)	78,000	83,172
StoneX Group, Inc., 7.88%, 3/1/31(a)	439,000	467,502
Synchrony Financial, 7.25%, 2/2/33	498,000	516,785
United Wholesale Mortgage LLC
5.75%, 6/15/27(a)	418,000	415,297
5.50%, 4/15/29(a)	43,000	41,876
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 6/15/31(a)	368,000	385,399
		6,282,882
Electric - 0.9%
Talen Energy Supply LLC, 8.63%, 6/1/30(a)	90,000	98,103

	Shares/ Principal	Fair Value

Electric (continued)
Vistra Operations Co. LLC
5.50%, 9/1/26(a)	12,000	$11,995
7.75%, 10/15/31(a)	325,000	349,894
		459,992
Electrical Components & Equipment - 0.1%
Energizer Holdings, Inc., 6.50%, 12/31/27(a)	39,000	39,637
Electronics - 0.1%
EquipmentShare.com, Inc., 9.00%, 5/15/28(a)	25,000	26,111
Engineering & Construction - 1.3%
Brand Industrial Services, Inc., 10.38%, 8/1/30(a)	50,000	53,527
HTA Group Ltd., 7.50%, 6/4/29(a)	443,000	449,645
MasTec, Inc., 6.63%, 8/15/29(a)	72,000	72,360
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28(a)	37,000	36,031
		611,563
Entertainment - 1.8%
Affinity Interactive, 6.88%, 12/15/27(a)	37,000	31,803
Churchill Downs, Inc., 6.75%, 5/1/31(a)	214,000	220,994
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	45,000	43,765
Lions Gate Capital Holdings 1, Inc., 5.50%, 4/15/29(a)	345,000	309,712
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29(a)	40,000	38,353
Resorts World Las Vegas LLC / RWLV Capital, Inc., 8.45%, 7/27/30(a)	200,000	210,946
		855,573
Forest Products & Paper - 0.6%
Domtar Corp., 6.75%, 10/1/28(a)	320,000	292,630
Gas - 1.0%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 8/20/26	145,000	143,768
5.75%, 5/20/27	110,000	107,940
9.38%, 6/1/28(a)	216,000	226,855
		478,563
Healthcare-Services - 1.7%
DaVita, Inc.
4.63%, 6/1/30(a)	483,000	460,546
6.88%, 9/1/32(a)	188,000	194,206
LifePoint Health, Inc.
9.88%, 8/15/30(a)	47,000	51,720
11.00%, 10/15/30(a)	40,000	45,130
Star Parent, Inc., 9.00%, 10/1/30(a)	25,000	26,840

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Healthcare-Services (continued)
Tenet Healthcare Corp., 6.13%, 10/1/28	$48,000	$48,326
		826,768
Holding Companies-Divers - 0.2%
Stena International SA, 7.25%, 1/15/31(a)	75,000	78,813
Home Builders - 1.7%
Adams Homes, Inc., 9.25%, 10/15/28(a)	72,000	76,816
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 1/15/28(a)	37,000	37,326
4.63%, 4/1/30(a)	28,000	26,807
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 9/15/27(a)	90,000	89,857
Installed Building Products, Inc., 5.75%, 2/1/28(a)	133,000	132,579
LGI Homes, Inc.
8.75%, 12/15/28(a)	169,000	181,004
4.00%, 7/15/29(a)	84,000	77,777
Thor Industries, Inc., 4.00%, 10/15/29(a)	212,000	197,398
		819,564
Insurance - 0.9%
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(a)	328,000	345,155
Ryan Specialty LLC, 5.88%, 8/1/32(a)	90,000	91,706
		436,861
Internet - 3.4%
Cars.com, Inc., 6.38%, 11/1/28(a)	220,000	220,688
Cogent Communications Group LLC, 7.00%, 6/15/27(a)	399,000	406,081
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc., 7.00%, 6/15/27(a)	85,000	86,453
Rakuten Group, Inc.
11.25%, 2/15/27(a)	420,000	459,305
9.75%, 4/15/29(a)	225,000	245,531
5.13%, (US 5 Year CMT T-Note + 4.58%), 10/22/72(a),(b)	50,000	47,650
6.25%, (US 5 Year CMT T-Note + 4.96%), 10/22/72(a),(b)	50,000	43,750
Wayfair LLC, 7.25%, 10/31/29(a)	139,000	142,454
		1,651,912
Investment Companies - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.75%, 1/15/29(a)	230,000	238,594

	Shares/ Principal	Fair Value

Iron & Steel - 1.5%
Algoma Steel, Inc., 9.13%, 4/15/29(a)	$189,000	$194,010
Infrabuild Australia Pty Ltd., 14.50%, 11/15/28(a)	70,000	70,745
Mineral Resources Ltd.
8.13%, 5/1/27(a)	135,000	136,306
8.00%, 11/1/27(a)	120,000	123,696
9.25%, 10/1/28(a)	200,000	212,409
		737,166
Leisure Time - 1.4%
Amer Sports Co., 6.75%, 2/16/31(a)	91,000	93,286
Carnival Corp., 7.63%, 3/1/26(a)	288,000	290,789
Royal Caribbean Cruises Ltd., 5.63%, 9/30/31(a)	35,000	35,513
Sabre GLBL, Inc., 11.25%, 12/15/27(a)	237,000	245,742
		665,330
Lodging - 0.8%
Genting New York LLC / GENNY Capital, Inc., 7.25%, 10/1/29(a)	265,000	267,295
Travel + Leisure Co., 6.63%, 7/31/26(a)	127,000	129,390
		396,685
Machinery-Construction & Mining - 0.2%
Terex Corp., 6.25%, 10/1/32*,*,(a)	110,000	110,000
Media - 8.1%
Cable One, Inc., 4.00%, 11/15/30(a)	235,000	187,322
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/1/27(a)	132,000	129,913
5.00%, 2/1/28(a)	46,000	44,748
5.38%, 6/1/29(a)	167,000	160,879
4.75%, 3/1/30(a)	142,000	130,572
4.50%, 8/15/30(a)	26,000	23,544
4.25%, 2/1/31(a)	94,000	82,923
7.38%, 3/1/31(a)	270,000	276,553
4.75%, 2/1/32(a)	121,000	106,656
4.50%, 5/1/32	146,000	126,219
4.50%, 6/1/33(a)	161,000	136,815
Directv Financing LLC, 8.88%, 2/1/30(a)	40,000	40,232
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(a)	573,000	562,836
Gannett Holdings LLC, 6.00%, 11/1/26(a)	111,000	111,192
GCI LLC, 4.75%, 10/15/28(a)	405,000	388,770
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	55,000	50,314
Nexstar Media, Inc.
5.63%, 7/15/27(a)	288,000	285,289
4.75%, 11/1/28(a)	256,000	244,185
Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	289,000	224,128

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Media (continued)
Sunrise HoldCo IV BV, 5.50%, 1/15/28(a)	$25,000	$24,893
TEGNA, Inc.
4.63%, 3/15/28	214,000	204,203
5.00%, 9/15/29	22,000	20,953
Univision Communications, Inc.
8.00%, 8/15/28(a)	125,000	127,818
7.38%, 6/30/30(a)	90,000	87,546
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(a)	150,000	143,839
		3,922,342
Metal Fabricate & Hardware - 0.4%
Vallourec SACA, 7.50%, 4/15/32(a)	200,000	212,152
Mining - 1.6%
Eldorado Gold Corp., 6.25%, 9/1/29(a)	307,000	306,422
New Gold, Inc., 7.50%, 7/15/27(a)	211,000	215,183
Taseko Mines Ltd., 8.25%, 5/1/30(a)	256,000	268,807
		790,412
Miscellaneous Manufacturing - 0.2%
Calderys Financing LLC, 11.25%, 6/1/28(a)	54,000	58,048
LSB Industries, Inc., 6.25%, 10/15/28(a)	22,000	21,478
		79,526
Office & Business Equipment - 1.1%
Pitney Bowes, Inc.
6.88%, 3/15/27(a)	15,000	14,902
7.25%, 3/15/29(a)	189,000	184,902
Xerox Holdings Corp.
5.50%, 8/15/28(a)	114,000	96,946
8.88%, 11/30/29(a)	281,000	260,625
		557,375
Office Furnishings - 0.6%
Interface, Inc., 5.50%, 12/1/28(a)	95,000	92,721
Steelcase, Inc., 5.13%, 1/18/29	202,000	198,149
		290,870
Oil & Gas - 14.2%
Aethon United BR LP / Aethon United Finance Corp.
8.25%, 2/15/26(a)	22,000	22,262
7.50%, 10/1/29(a)	125,000	126,723
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 6/30/29(a)	50,000	49,399
Baytex Energy Corp., 8.50%, 4/30/30(a)	42,000	43,543
Borr IHC Ltd. / Borr Finance LLC
10.00%, 11/15/28(a)	168,598	174,941
10.38%, 11/15/30(a)	274,180	289,808
California Resources Corp., 8.25%, 6/15/29(a)	479,000	488,549
Chord Energy Corp., 6.38%, 6/1/26(a)	144,000	144,322

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Civitas Resources, Inc., 8.38%, 7/1/28(a)	$295,000	$306,699
Comstock Resources, Inc., 6.75%, 3/1/29(a)	50,000	48,707
CVR Energy, Inc.
5.75%, 2/15/28(a)	118,000	110,814
8.50%, 1/15/29(a)	327,000	331,025
Energean PLC, 6.50%, 4/30/27(a)	200,000	197,754
Greenfire Resources Ltd., 12.00%, 10/1/28(a)	137,000	148,196
Gulfport Energy Corp., 6.75%, 9/1/29(a)	364,000	368,931
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(a)	300,000	306,091
Karoon USA Finance, Inc., 10.50%, 5/14/29(a)	155,000	159,267
Noble Finance II LLC, 8.00%, 4/15/30(a)	468,000	482,661
Northern Oil & Gas, Inc.
8.13%, 3/1/28(a)	273,000	274,990
8.75%, 6/15/31(a)	244,000	254,247
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	309,000	305,068
7.88%, 9/15/30(a)	147,000	151,420
Saturn Oil & Gas, Inc., 9.63%, 6/15/29(a)	185,000	182,766
Seadrill Finance Ltd., 8.38%, 8/1/30(a)	305,000	318,405
SM Energy Co.
6.75%, 8/1/29(a)	70,000	70,285
7.00%, 8/1/32(a)	40,000	40,152
Strathcona Resources Ltd., 6.88%, 8/1/26(a)	363,000	361,276
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/28(a)	20,000	20,728
Talos Production, Inc.
9.00%, 2/1/29(a)	225,000	231,729
9.38%, 2/1/31(a)	272,000	279,644
Valaris Ltd., 8.38%, 4/30/30(a)	480,000	494,519
Vermilion Energy, Inc., 5.63%, 3/15/25(a)	15,000	14,974
W&T Offshore, Inc., 11.75%, 2/1/26(a)	112,000	114,236
		6,914,131
Oil & Gas Services - 2.7%
Bristow Group, Inc., 6.88%, 3/1/28(a)	101,000	99,767
Enerflex Ltd., 9.00%, 10/15/27(a)	280,000	289,155
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(a)	217,000	232,928
Oceaneering International, Inc., 6.00%, 2/1/28	65,000	65,124
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 9/1/27	169,000	170,427
7.13%, 3/15/29(a)	147,000	151,423

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Oil & Gas Services (continued)
Weatherford International Ltd., 8.63%, 4/30/30(a)	$310,000	$322,742
		1,331,566
Packaging & Containers - 0.3%
LABL, Inc., 9.50%, 11/1/28(a)	40,000	41,337
Mauser Packaging Solutions Holding Co., 7.88%, 4/15/27(a)	97,000	100,102
		141,439
Passenger Airlines - 1.0%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 11.00%, 4/15/29(a)	397,211	399,618
United Airlines, Inc., 4.38%, 4/15/26(a)	38,000	37,421
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 6/1/28(a)	74,000	72,213
		509,252
Pharmaceuticals - 1.6%
BellRing Brands, Inc., 7.00%, 3/15/30(a)	251,000	262,714
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 5/15/34(a)	470,000	497,963
		760,677
Pipelines - 5.3%
CNX Midstream Partners LP, 4.75%, 4/15/30(a)	186,000	173,865
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	50,000	49,027
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 3/15/29(a)	265,000	278,343
FTAI Infra Escrow Holdings LLC, 10.50%, 6/1/27(a)	248,000	264,735
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/1/28	219,000	221,730
8.88%, 4/15/30	48,000	50,466
7.88%, 5/15/32	230,000	234,090
Global Partners LP / GLP Finance Corp.
6.88%, 1/15/29	147,000	147,454
8.25%, 1/15/32(a)	227,000	235,383
Howard Midstream Energy Partners LLC, 8.88%, 7/15/28(a)	24,000	25,452
New Fortress Energy, Inc.
6.50%, 9/30/26(a)	466,000	391,654
8.75%, 3/15/29(a)	64,000	48,157
Prairie Acquiror LP, 9.00%, 8/1/29(a)	35,000	36,134
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	23,000	24,052
Venture Global LNG, Inc.
8.13%, 6/1/28(a)	115,000	119,904

	Shares/ Principal	Fair Value

Pipelines (continued)
9.50%, 2/1/29(a)	123,000	$138,189
9.88%, 2/1/32(a)	133,000	147,829
		2,586,464
Real Estate - 1.4%
Cushman & Wakefield US Borrower LLC, 8.88%, 9/1/31(a)	148,000	161,547
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 1/15/28(a),(c)	259,000	264,994
Howard Hughes Corp. (The), 5.38%, 8/1/28(a)	139,000	136,960
Newmark Group, Inc., 7.50%, 1/12/29	87,000	94,011
		657,512
REITS - 4.8%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(a)	230,000	205,885
Brandywine Operating Partnership LP, 8.88%, 4/12/29	150,000	165,766
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26(a)	50,000	49,775
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	231,000	215,351
Iron Mountain, Inc., 7.00%, 2/15/29(a)	75,000	78,181
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	178,000	169,914
5.00%, 10/15/27	383,000	344,201
Necessity Retail REIT, Inc. (The) / American Finance Operating Partner LP, 4.50%, 9/30/28(a)	227,000	213,042
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/29(a)	45,000	45,294
Rithm Capital Corp.
6.25%, 10/15/25(a)	32,000	31,984
8.00%, 4/1/29(a)	266,000	268,598
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 2/15/28(a)	512,000	546,420
10.50%, 2/15/28(a)	10,000	10,672
		2,345,083
Retail - 4.7%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(a)	40,000	36,888
Academy Ltd., 6.00%, 11/15/27(a)	139,000	139,293
Bath & Body Works, Inc.
6.95%, 3/1/33	21,000	21,090
6.88%, 11/1/35	14,000	14,589

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Retail (continued)
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	$224,000	$214,644
Brinker International, Inc., 8.25%, 7/15/30(a)	76,000	81,668
FirstCash, Inc.
5.63%, 1/1/30(a)	131,000	129,816
6.88%, 3/1/32(a)	265,000	272,743
Foot Locker, Inc., 4.00%, 10/1/29(a)	197,000	171,776
Gap, Inc. (The)
3.63%, 10/1/29(a)	343,000	310,265
3.88%, 10/1/31(a)	95,000	83,050
Kohl's Corp., 5.55%, 7/17/45	40,000	27,353
Macy’s Retail Holdings LLC, 5.88%, 3/15/30(a)	109,000	106,918
Patrick Industries, Inc., 4.75%, 5/1/29(a)	181,000	172,176
Victoria's Secret & Co., 4.63%, 7/15/29(a)	302,000	266,582
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	64,000	61,562
8.13%, 8/15/29	165,000	164,683
		2,275,096
Software - 0.5%
Dye & Durham Ltd., 8.63%, 4/15/29(a)	220,000	232,740
Telecommunications - 3.7%
Consolidated Communications, Inc., 6.50%, 10/1/28(a)	412,000	388,902
Iliad Holding SASU, 7.00%, 10/15/28(a)	100,000	101,724
Intelsat Jackson Holdings SA, 6.50%, 3/15/30(a)	86,000	82,290
Level 3 Financing, Inc.
10.50%, 4/15/29(a)	250,000	272,512
10.75%, 12/15/30(a)	222,000	243,636
Millicom International Cellular SA, 7.38%, 4/2/32(a)	219,000	225,024
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.75%, 8/15/28(a)	67,000	67,060
8.25%, 10/1/31(a)	30,000	30,503
Zegona Finance PLC, 8.63%, 7/15/29(a)	353,000	376,827
		1,788,478
Transportation - 0.5%
Brightline East LLC, 11.00%, 1/31/30(a)	50,000	42,553
Danaos Corp., 8.50%, 3/1/28(a)	173,000	178,074
Rand Parent LLC, 8.50%, 2/15/30(a)	42,000	42,826
		263,453
Trucking & Leasing - 1.1%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/1/28(a)	98,000	97,745
7.88%, 12/1/30(a)	125,000	134,681

	Shares/ Principal	Fair Value

Trucking & Leasing (continued)
7.00%, 6/15/32(a)	165,000	$173,234
5.88%, 10/1/50*,(a)	115,000	114,425
		520,085
Total Corporate Bonds and Notes
(Cost - $46,339,936)		48,087,338
Short-Term Investments - 0.7%
Money Market Funds - 0.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(d) (Cost - $360,955)	360,955	360,955

Total Short-Term Investments (Cost - $360,955)		360,955
Total Investments - 99.6%
(Cost - $46,700,891)		$48,448,293
Other Assets Less Liabilities - Net 0.4%		195,730
Total Net Assets - 100.0%		$48,644,023

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

*	Non-income producing security.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2024, these securities amounted to $42,818,202 or 88.0% of net assets.
(b)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(c)	Step coupon.
(d)	The rate shown is the annualized seven-day yield at period end.

CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	10	12/19/2024	$1,142,812	$1,935
U.S. 10 Year Ultra Future	J. P. Morgan Securities LLC	2	12/19/2024	236,594	265
U.S. 2 Year Note Future	Morgan Stanley	1	12/31/2024	208,242	547
U.S. 5 Year Note Future	Morgan Stanley	12	12/31/2024	1,318,594	2,251

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$4,998

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

AFFILIATED ISSUER TRANSACTIONS

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal period to date transactions with companies which are or were affiliates are as follows:

	Value at 12/31/23	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Capital Gain Distributions	Number of Shares at 09/30/24	Value at 09/30/24
Crescent Energy Finance LLC, 9.25%, 2/15/28	$262,505	$—	$(261,918)	$8,289	$(8,876)	$10,382	$—	—	$—
Crescent Energy Finance LLC, 7.25%, 5/1/26	272,561	—	(269,379)	8,667	(11,849)	5,512	—	—	—
	$535,066	$—	$(531,297)	$16,956	$(20,725)	$15,894	$—	—	$—